Commitments - Schedule of Significant Commitments for Purchase of Goods and Services (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Commitments [Abstract]
Purchase contracts for services	¥ 25,175	¥ 3,738
Intangible assets	515	1,138
Property and equipment	494	192
Total	¥ 26,184	¥ 5,068